Income Taxes - Additional Information (Details) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2019 tax_incentive	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) tax_incentive $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense (recovery)				$ 29.5	$ (17.0)	$ 27.6
Tax benefit from change in estimate related to prior year estimate				6.4
Reversal of previously-recorded tax liabilities and uncertainties				4.5
Deferred tax expense related to taxable temporary differences, repatriation of undistributed foreign earnings				6.0		4.0
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense				5.7
Deferred tax liabilities as a result of acquisitions				(0.9)	56.6
Reversal of previously accrued Mexican taxes		$ 6.0
Solar tax benefit					4.3
Income tax expense related to the Tax Cuts and Jobs Act of 2017			$ 2.0			2.0
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized				1,783.2	1,780.4
Temporary differences associated with investments in subsidiaries for which no deferred tax liabilities have been recognized				5.0	5.8
Deferred tax assets recognized with respect to losses				(1.4)	56.0
Aggregate tax benefit from tax incentives				$ 1.5	$ 4.7	$ 7.6
Tax benefit from tax incentives, per share (in dollars per share) | $ / shares				$ 0.01	$ 0.03	$ 0.05
Number of tax incentives | tax_incentive	1			3
Initial percentage of tax exemption (percent)				100.00%
Initial term of tax exemption				8 years
Percentage of tax exemption (percent)				50.00%
Term of tax exemption				5 years
Atrenne
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax benefit related to previously unrecognized tax assets					$ 3.7
Impakt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax benefit related to previously unrecognized tax assets					49.6
U.S. group of subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets recognized with respect to losses					$ 5.0
Asian Subsidiary
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets recognized with respect to losses				$ 6.8